Related Party Transactions - Summary of Amounts of Related Party Transactions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and Due from Banks	$ 237,426,843	$ 264,787,060
Debt Securities at Fair Value through Profit or Loss	235,936,898	234,592,823
Other Financial Assets	23,371,926	15,235,484
Loans and Other Financing	744,433,702	794,608,259
Other Debt Securities	94,356,999	34,822,804
Total Assets	1,678,043,055	1,592,855,622
Liabilities
Other Financial Liabilities	195,659,168	147,171,842
Financing Received from the Argentine Central Bank and other Financial Institutions	23,710,704	20,880,419
Debt Securities Issued	27,971,776	25,771,621
Liabilities for Insurance Contracts	3,190,629	3,110,871
Other Non-financial Liabilities	40,225,155	38,154,644
Total Liabilities	1,373,573,830	1,317,638,103
Income (Loss)
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	95,609,835	104,619,587	$ 149,660,888
Income from Insurance Business	7,349,946	8,137,763	7,272,216
Other Operating Income (Expense)	(35,836,233)	(33,694,144)	(43,529,669)
Other Operating Expenses	53,834,069	46,132,615	52,954,579
Operating Income	47,630,518	70,071,005	82,514,582
Related parties [member]
Assets
Cash and Due from Banks	4,290,665	2,101,957
Debt Securities at Fair Value through Profit or Loss	625,105	1,114,405
Other Financial Assets	0	2,504
Loans and Other Financing	9,262,123	5,063,927
Other Debt Securities	125,593	257,591
Assets for Insurance Contracts	0	826
Total Assets	14,303,486	8,541,210
Liabilities
Deposits	4,792,644	2,576,616
Other Financial Liabilities	102,262	1,281,591
Financing Received from the Argentine Central Bank and other Financial Institutions	8,628,641	3,250,474
Debt Securities Issued	750,698	1,371,996
Liabilities for Insurance Contracts	885	35
Other Non-financial Liabilities	28,356	60,498
Total Liabilities	14,303,486	8,541,210
Income (Loss)
Net Income (Loss) from Interest	565,684	341,833	740,021
Net Fee Income (Expense)	(1,772,399)	(1,638,835)	(1,814,095)
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	(338,882)	(1,365)	0
Income from Insurance Business	3,099,651	3,027,310	3,606,808
Other Operating Income (Expense)	(1,584,895)	(1,801,451)	(2,379,132)
Administrative Expenses	140,529	182,642	263,458
Other Operating Expenses	7,324	21,825	14,011
Operating Income	$ 117,012	$ 131,959	$ 431,071